Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Total cash and cash equivalents	$ 15,030	$ 10,890
Balance in USD [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Total cash and cash equivalents	11,902	9,174
Balance in other currencies [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Total cash and cash equivalents	$ 3,128	$ 1,716